Equity (Details) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 BRL (R$) R$ / shares	Sep. 30, 2023 USD ($)
Equity [Line Items]
Share capital	$ 13,177,841	$ 13,177,841
Number of common shares (in Shares) | shares		2,218,116,370
Material non-controlling interest, percentage	17.60%	17.50%
Non-controlling interest voting rights, percentage	82.50%	82.50%
Non-controlling interest	$ 929,002	$ 682,742
Accumulated non-controlling interest	827,936	$ 674,000
Treasury stock
Profit reserves amount			$ 799,983	R$ 4,440
Share Capital [Member]
Equity [Line Items]
Number of common shares (in Shares) | shares	2,218,116,370
Non-controlling interests [Member]
Equity [Line Items]
Non-controlling interest	$ 151,553				$ 33,600
Ordinary shares [member]
Equity [Line Items]
Exchange Rate | (per share)			$ 0.36	R$ 2